Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We have not granted new awards of stock options, stock appreciation rights, or similar option-like instruments since 2017 and currently have no plans to do so.